Deferred taxation - Recognised and unrecognised amounts in deferred tax assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	$ 3,375	$ 3,385
Unrecognised deferred tax assets	3,649	3,841
FRANCE
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	0	0
Unrecognised deferred tax assets	1,222	1,284
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	545	617
Unrecognised deferred tax assets	538	574
US
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	851	938
Unrecognised deferred tax assets	67	84
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	787	649
Unrecognised deferred tax assets	506	528
Mongolia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	954	974
Unrecognised deferred tax assets	406	540
Other countries
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	238	207
Unrecognised deferred tax assets	910	831
Tax losses | Mongolia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	$ 108	292
Deferred tax loss recovery period	8 years
Realised or unrealised capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	$ 356	551
Deferred tax loss recovery period	1 year
Unrecognised deferred tax assets	$ 705	$ 720